Consolidated Statements of Stockholders' Equity (Deficit) - USD ($)	Series C Preferred Stock [Member]	Series A-1 Preferred Stock [Member]	Series 1 Convertible Preferred Stock [Member]	Preferred Stock [Member]	Common Stock [Member]	Retained Earnings [Member]	AOCI Attributable to Parent [Member]	Total
Balances at Dec. 31, 2012	$ 4,993,728			$ 9,838,569	$ 49,934,027	$ (64,571,897)	$ 204,629	$ 399,056
Balances (in Shares) at Dec. 31, 2012	3,233,734	2,937,500			41,937
Share round-ups in reverse stock split (in Shares)					70
Exchange of Series A-1 Convertible Preferred Stock, convertible promissory notes and warrants for common stock, Series 1 Convertible Preferred Stock and warrants				5,188,175	$ 5,150,712			10,338,887
Exchange of Series A-1 Convertible Preferred Stock, convertible promissory notes and warrants for common stock, Series 1 Convertible Preferred Stock and warrants (in Shares)		(2,937,500)	2,987.0168		106,732
Issuance of common stock, Series 1 Convertible Preferred Stock and warrants for cash, net of offering costs				1,746,989	$ 7,220,102			8,967,091
Issuance of common stock, Series 1 Convertible Preferred Stock and warrants for cash, net of offering costs (in Shares)			646.0351		589,375
Redemption of Series B convertible preference shares of subsidiary					$ 1,123,200			1,123,200
Conversion of Series 1 Convertible Preferred Stock into common stock				(3,178,071)	$ 3,178,071
Conversion of Series 1 Convertible Preferred Stock into common stock (in Shares)			(688.3439)		173,142
Extinguishment of Series C convertible preference shares and accumulated other comprehensive income on liquidation of subsidiary	$ (4,993,728)						(2,654)	(4,996,382)
Extinguishment of Series C convertible preference shares and accumulated other comprehensive income on liquidation of subsidiary (in Shares)	(3,233,734)
Accretion on Series 1 Convertible Preferred Stock associated with beneficial conversion feature					$ (898,623)			(898,623)
Stock-based compensation					321,223			321,223
Net loss						(16,266,272)		(16,266,272)
Translation adjustment							$ (201,975)	(201,975)
Balances at Dec. 31, 2013				13,595,662	$ 66,028,712	(80,838,169)		(1,213,795)
Balances (in Shares) at Dec. 31, 2013			2,944.7080		911,256
Share round-ups in reverse stock split (in Shares)					573
Issuance of common stock, Series 1 Convertible Preferred Stock and warrants for cash, net of offering costs					$ 17,575,915			17,575,915
Issuance of common stock, Series 1 Convertible Preferred Stock and warrants for cash, net of offering costs (in Shares)					4,000,000
Issuance of warrants to underwriters					$ 395,766			395,766
Conversion of Series 1 Convertible Preferred Stock into common stock				$ (13,595,662)	$ 13,595,662
Conversion of Series 1 Convertible Preferred Stock into common stock (in Shares)			(2,944.7080)		740,695
Reclassification of warrants following change of terms to remove cash settlement provision					$ 6,821,139			6,821,139
Restricted stock units issued for services, net of forfeitures
Restricted stock units issued for services, net of forfeitures (in Shares)					231,412
Stock-based compensation					$ 1,193,708			1,193,708
Stock-based compensation (in Shares)					832
Net loss						(10,692,863)		(10,692,863)
Balances at Dec. 31, 2014					$ 105,610,902	$ (91,531,032)		14,079,870
Balances (in Shares) at Dec. 31, 2014					5,884,768
Net loss								(8,627,000)
Balances at Jun. 30, 2015								$ 6,318,000